Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 180,839	$ 142,912
Property and equipment, net	2,108	2,624
Right-of-use assets, net	1,342	2,038
North America
Disclosure of geographical areas [line items]
Revenue	137,592	108,703
Property and equipment, net	621	948
Right-of-use assets, net	624	906
Rest of World
Disclosure of geographical areas [line items]
Revenue	43,247	34,209
Property and equipment, net	1,487	1,676
Right-of-use assets, net	$ 718	$ 1,132